Note 32	6 Months Ended
Jun. 30, 2026
Net Interest Income [Abstract]
Disclosure of interest income (expense) [text block]	Net interest incomeInterest and other income
The breakdown of the interest and other income recognized in the condensed consolidated income statement is as follows:

INTEREST AND OTHER INCOME. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2026	June 2025
Financial assets designated at fair value through profit or loss	2,921	2,614
Financial assets at fair value through other comprehensive income	1,928	1,659
Financial assets at amortized cost ⁽¹⁾	26,806	23,679
Adjustments of income as a result of hedging transactions	266	389
Other income	209	128
Total	32,130	28,468
Of which: insurance activity	739	689
(1) Includes interest on demand deposits at central banks and credit institutions.
Interest expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

INTEREST EXPENSE. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2026	June 2025
Financial liabilities designated at fair value through profit or loss	2,660	2,058
Financial liabilities at amortized cost	13,613	12,975
Adjustments of expense as a result of hedging transactions	37	280
Cost attributable to pension funds	162	119
Other expense	494	429
Total	16,966	15,861
Of which: insurance activity	523	478